Income And Expenses - Summary of Expenses By Nature (Detail) - EUR (€)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Depreciation			€ (9,652,000)	€ (4,770,000)	€ (2,120,000)
Impairment of intangible assets and receivable	€ (1,918,000)	€ (650,000)	(391,000)	(4,972,000)	(9,347,000)
Wages and salaries			(31,754,000)	(14,260,000)	(8,466,000)
Consultancy fees			(11,667,000)	(4,547,000)	(1,718,000)
Contractors			(1,535,000)	(2,241,000)	(1,316,000)
Rent and property utilities			(4,691,000)	(2,820,000)	(2,666,000)
Legal fees			(5,362,000)	(633,000)	(311,000)
Employee share scheme	€ (3,023,223)		(9,326,000)	0	0
Raw material and consumables			(9,683,000)	(5,107,000)	(1,640,000)
Marketing			(1,676,000)	(535,000)	(938,000)
Recruitment fees			(1,183,000)	(1,447,000)	(597,000)
Travel expenses and accommodation			(1,003,000)	(2,365,000)	(1,137,000)
Fees payable to the Company's auditors for the 2020 audit of the Company's annual accounts			(1,224,000)	0	0
Fees payable to the Company's auditors for the prior year audits of the Company's annual accounts			(1,809,000)	(393,000)	(111,000)
Fees payable to the Company's auditors for other services			(272,000)	(154,000)	(90,000)
Other			(2,243,000)	(3,269,000)	(1,878,000)
Total cost of administrative, research and development and impairment expenses			€ (93,471,000)	€ (47,513,000)	€ (32,335,000)